Basis of Presentation	3 Months Ended
Mar. 31, 2013
Basis of Presentation

2. Basis of presentation

Unaudited condensed consolidated financial statements

The unaudited condensed consolidated financial statements of Power Solutions International, Inc. present information in accordance with generally accepted accounting principles in the U.S. (“GAAP”), have been prepared pursuant to the rules and regulations of the SEC and, in the opinion of management, reflect all normal and recurring adjustments necessary to present fairly the interim periods of the unaudited condensed consolidated financial position, results of operations and cash flows of the Company and its wholly-owned subsidiaries for the periods presented.

These unaudited condensed consolidated financial statements should be read in conjunction with, and have been prepared in conformity with the accounting principles reflected in, the consolidated financial statements and related notes included in PSI’s Annual Report on Form 10-K for the fiscal year ended December 31, 2012. As these financial statements have been prepared pursuant to the rules and regulations of the SEC, certain information and disclosures normally included in the financial statements and related notes prepared in accordance with GAAP have been condensed or omitted.

Principles of consolidation

The unaudited condensed consolidated financial statements include the accounts of Power Solutions International, Inc., and its direct and indirect wholly-owned subsidiaries, The W Group, Inc., Power Production, Inc., Power Great Lakes, Inc., Power Solutions, Inc., Power Global Solutions, Inc., Auto Manufacturing, Inc., Torque Power Source Parts, Inc., XISync, LLC, PSI International, LLC, and Power Properties, L.L.C. Collectively, these entities produce and distribute off-highway industrial engines and provide aftermarket support for the industrial engine market. All significant intercompany balances and transactions have been eliminated in the consolidation.

Significant accounting policies

The Company’s significant accounting policies as of December 31, 2012 are described in the Company’s Annual Report on Form 10-K, filed with the Securities and Exchange Commission on March 12, 2013. There have been no material changes with respect to the Company’s significant accounting policies subsequent to December 31, 2012.